Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 20, 2021	May 13, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Interest expense on borrowings	$ 758,000
Ordinary shares, purchased					20,809,850
Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	2.00%
Lease liabilities, repayment term	5 years
Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Lessee's incremental borrowing rate applied to lease liabilities	8.89%
Nanjing GenScript Biotech Co., Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for shared services	$ 1,600,000	$ 3,300,000	$ 2,100,000
Genscript USA Incorporated
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid for shared services	$ 3,000
Jinsikang Technology Nanjing Co Ltd
Disclosure Of Transactions Between Related Parties [Line Items]
Borrowings, interest rate			4.35%
Borrowings, repayment date			2019-12
Interest expense on borrowings			$ 24,000
Genscript Biotech Corporation | Follow-On Public Offering
Disclosure Of Transactions Between Related Parties [Line Items]
Ordinary shares, purchased				4,500,000